LOSS PER ORDINARY SHARE (Tables)	6 Months Ended
Jun. 30, 2024
LOSS PER ORDINARY SHARE
Schedule of number of shares and loss used in the computation of basic and diluted loss

	Number of shares
	For the period of
	six months ended
	June 30,
	2024	2023
	(unaudited)	(unaudited)
Weighted number of Ordinary shares(*)	48,057,015	41,802,993

	For the period of
	six months ended
	June 30,
	2024	2023
	(unaudited)	(unaudited)
Loss	$9,930	$54,998
Preferred shares dividend (**)	—	638
For the computation of basic and diluted loss per share	$9,930	$55,636
(*)	The computation of diluted loss per share did not take into account potential Ordinary shares (detailed below) due to their anti-dilutive effect:
a.	5,609,169 options and RSUs to employees, directors and consultants outstanding as of June 30, 2024 under the share-based compensation plan (5,448,573 as of June 30, 2023).
b.	14,850,000 Warrants outstanding as of June 30, 2024 and 2023.
c.	1,195,671 Ordinary shares that as of June 30, 2023 were to be issued contingent upon future conditions. These Ordinary shares were a consideration in a business combination, a part of the acquisition of a technology and part of the launch of the DACC (as of June 30, 2024 - nil).
(**)	In January 2023 the Company converted all of its Preferred shares to Ordinary shares as part of the Transactions - see Note 1d.